Acquisitions (Details) - Schedule of Fair Value of the Proteomedix Stock Options - Stock Option [Member]	Dec. 31, 2023
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	128.11
Term (years) [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	0.17
Term (years) [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	3.59
Expected stock price volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	90
Risk-free rate of interest [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	4.07
Risk-free rate of interest [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of measurement input	5.47